                                                                                      May 5, 2006

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:          Evergreen Equity Trust (the "Trust")

                Evergreen Disciplined Value Fund

                File Nos. 333-132817 and 811-08413

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus/proxy statement that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus/proxy statement contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 1 to Registration Statement on Form N-14AE, File Nos. 333-32818/811-08413) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on May 1, 2006.

     If you have any questions or would like further information, please call me at (617) 210-3687.

                                            Very truly yours,

                                           /s/ Regina Brown

                                           Regina Brown